Goodwill - Summary Of Movement Of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 309,894
Effect of currency translation remeasurement	16,117
Ending Balance	$ 326,011